Retirement benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
Accounting for retirement benefits
The Barclays Bank Group operates a number of pension schemes and post-employment benefit schemes.
Defined contribution – the Barclays Bank Group recognises contributions due in respect of the accounting period in the income statement. Any contributions unpaid at the balance sheet date are included as a liability.
Defined benefit – the Barclays Bank Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.
Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.
Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme are recognised in other comprehensive income. Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets
(excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction
(excluding amounts included in the interest on the restriction).
The cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Barclays Bank Group, using a methodology similar to that for defined benefit pension schemes.
Pension schemes
UK Retirement Fund (UKRF)
The UKRF is the Barclays Bank Group’s main scheme, representing 96% (2024: 96%) of the Barclays Bank Group’s total retirement benefit obligations.
Between 1 January 2025 and 30 June 2025, Barclays Bank PLC was the principal employer of the UKRF, with Barclays Bank
UK PLC and Barclays Execution Services Limited as the participating employers.
From 1 July 2025 the UKRF was amended to become a sectionalised scheme to meet the requirements of the Financial
Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, creating two separate sections - the Barclays
Bank Section and the Barclays UK Section. From 1 July 2025, Barclays Bank PLC participates in the Barclays Bank Section only
(as principal employer). As a result of sectionalisation, £750m of UKRF assets were allocated to the Barclays UK Section, along with £697m of benefit obligation relating to Barclays Bank UK PLC active employees. This resulted in a settlement loss of £53m impacting profit before tax for the Barclays Bank Group. The sectionalisation means that Barclays Bank PLC is separated from any exposure to the Barclays UK Section of the UKRF.
The UKRF was closed to new entrants on 1 October 2012, and comprises a number of different benefit categories, the two most significant of which are:
▪Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). The risks that the Barclays Bank Group is exposed to in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
▪The 1964 Pension Scheme. Most UK employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan, a historic defined contribution section which is now closed to future contributions. The risks that the Barclays Bank Group is exposed to in relation to the 1964 Pension Scheme are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
Barclays Pension Savings Plan (BPSP)
The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012. BPSP is not subject to the same investment return, inflation or life expectancy risks for the Barclays Bank Group that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Other
Apart from the UKRF and the BPSP, the Barclays Bank Group operates a number of smaller pension and long-term employee benefits and post-retirement healthcare plans globally, the largest of which are the US defined benefit and defined contribution schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Governance
The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Trustee is Barclays Pension Funds Trustees Limited, a
private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Barclays Bank Group.
The Trustee of the UKRF comprises six Management Directors selected by Barclays Bank PLC, of whom three are independent Directors with no relationship with the Barclays Bank Group (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active, deferred or pensioner members of the UKRF, who apply for the role.
The BPSP is a group personal pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
Similar principles of pension governance apply to the Barclays Bank Group’s other pension schemes, depending on local legislation.
Amounts recognised
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to Note 28 Staff costs.

Income statement charge/(credit)
	2025	2024	2023
	£m	£m	£m
Current service cost	122	150	119
Net finance income	(163)	(157)	(222)
Curtailments or Settlements[1]	53	—	—
Other movements	1	1	(1)
Total	13	(6)	(104)
Note
1  Settlement loss arising from allocation of a portion of the UKRF assets and liabilities to the Barclays UK Section of the UKRF on account of sectionalisation effective from 1 July 2025, for which Barclays Bank UK PLC are now responsible for.
Barclays Bank PLC is the principal employer of the Barclays Bank Section of the UKRF (and the Whole of the UKRF until
H1'2025) and hence Scheme Assets and Defined Benefit Obligations relating to the Barclays Bank Section of the UKRF are recognised within the Barclays Bank Group. Where Barclays Bank PLC is the principal employer, participating employers
Barclays Bank UK PLC (until H1'2025) and Barclays Execution Services Limited bear their share of the service cost. Of the
£135m current service cost in the table below, £9m relates to Barclays Bank UK PLC and £4m relates to Barclays Execution
Services Limited. While the entire current service cost obligation is accounted for in the Barclays Bank Group, the income statement charge is accounted for across all the participating employers.
From 1 July 2025, current service cost and obligation attributable to Barclays Bank UK PLC are not included within the results of  Barclays Bank Group.

Balance sheet reconciliation
	2025		2024
	Barclays Bank Group Total	Of which relates to Barclays Bank Section of the UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(19,524)	(18,729)	(21,420)	(20,618)
Current service cost	(135)	(120)	(168)	(155)
Interest costs on scheme liabilities	(1,005)	(975)	(930)	(901)
Curtailments or settlements[1]	697	697	—	—
Remeasurement gain - financial	541	546	1,804	1,797
Remeasurement (loss)/gain - demographic	(59)	(47)	12	13
Remeasurement loss - experience	(197)	(203)	(55)	(54)
Employee contributions	(5)	—	(6)	—
Benefits paid	1,197	1,158	1,226	1,189
Exchange and other movements	15	(1)	13	—
Benefit obligation at end of the year	(18,475)	(17,674)	(19,524)	(18,729)
Fair value of scheme assets at beginning of the year	22,623	21,928	24,914	24,234
Interest income on scheme assets	1,168	1,143	1,087	1,062
Employer contribution	29	16	37	22
Settlements[1]	(750)	(750)	—	—
Remeasurement - return on scheme assets less than discount rate	(299)	(310)	(2,192)	(2,184)
Employee contributions	5	—	6	—
Benefits paid	(1,189)	(1,158)	(1,221)	(1,189)
Exchange and other movements	(29)	(14)	(8)	(17)
Fair value of scheme assets at end of the year	21,558	20,855	22,623	21,928
Net surplus	3,083	3,181	3,099	3,199
Retirement benefit assets	3,240	3,181	3,263	3,199
Retirement benefit liabilities	(157)	—	(164)	—
Net retirement benefit assets	3,083	3,181	3,099	3,199
Note
1  Settlement loss arising from allocation of a portion of the UKRF assets and liabilities to the Barclays UK Section of the UKRF on account of sectionalisation effective from 1 July 2025, for which Barclays Bank UK PLC are now responsible for.
Included within the Barclays Bank Group’s benefit obligation is £703m (2024: £695m) relating to overseas pensions and
£98m (2024: £99m) relating to other post-employment benefits.
Barclays previously considered the potential implications for the UKRF of the ruling and appeal in Virgin Media v NTL
Pension Trustees II Ltd. This activity did not identify any relevant amendments to the UKRF (of the nature of that found to have been void in the Virgin Media case) that were not subject to actuarial confirmation. Since this activity was completed the Pension Schemes Bill 2025 (the Bill) has been published, which once in force will enable trustees to obtain retrospective actuarial confirmation in certain circumstances. Progress of the Bill continues to be tracked by Barclays. The position remains that no material additional benefit obligation is expected.

Breakdown of the Barclays Bank Section of the UKRF benefit obligation	2025	2024
	Barclays Bank Section	UKRF Total
	£m	£m
Active members	981	1,699
Deferred members (Afterwork)	1,828	1,716
Deferred members (Non-Afterwork)	3,786	4,269
Pensioners and Dependents	11,079	11,045
Total Barclays Bank Section of the UKRF benefit obligation at end of the year	17,674	18,729
As at 31 December 2025, the Barclays Bank Section of the UKRF’s scheme assets were in surplus versus IAS 19 obligations by £3,181m (2024 whole UKRF: £3,199m).
The weighted average duration of the benefit payments reflected in the defined benefit obligation for the Barclays Bank
Section of the UKRF is 11 years (2024: 11 years). The Barclays Bank Section's expected benefits promised to date are projected to be paid out for in excess of 50 years, although 35% of the benefits are expected to be paid in the next 10 years;
34% in years 11 to 20 and 20% in years 21 to 30. The remainder of the benefits are expected to be paid beyond 30 years.
Of the £1,158m (2024: £1,189m) benefits paid out, £145m (2024: £165m) related to transfers out.
Where a scheme’s assets exceed its obligation, an asset is recognised to the extent that it does not exceed the present value of future contribution holidays or if the Group has an unconditional right to a refund of this asset at the end of the life of the plan (the asset ceiling). In the case of the Barclays Bank Section of the UKRF the asset ceiling is not applied as, in certain specified circumstances such as wind-up, the Barclays Bank Group expects to be able to recover any surplus or reduce contributions. Similarly, a liability in respect of future minimum funding requirements is not recognised. The Trustee does not have a substantive right to augment benefits, nor do they have the right to wind-up the plan except in the dissolution of
Barclays Bank PLC or termination of contributions by Barclays Bank PLC. The application of the asset ceiling to other plans and recognition of additional liabilities in respect of future minimum funding requirements are considered on an individual plan basis.
Critical accounting estimates and judgements
Key areas involving a higher degree of judgement or estimation include:

Estimates
Valuation of defined benefit scheme obligations are dependent on a number of assumptions, the most critical being discount rates, price inflation, and life expectancy.
These estimates are considered to have a significant risk of resulting in a material adjustment to the carrying amount of defined benefit obligations within the next financial year.
Below is a summary of the main financial and demographic assumptions adopted for the Barclays Bank Section of the UKRF.

Key financial assumptions	2025	2024
	Barclays Bank Section	Total UKRF
	% p.a.	% p.a.
Discount rate	5.46	5.44
Inflation rate (RPI)	2.92	3.32
The Barclays Bank Section of the UKRF discount rate assumption for 2025 was based on a standard WTW RATE Link model.
The RPI inflation assumption for 2025 was set by reference to the Bank of England’s implied inflation curve. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and inflation assumptions is consistent with that used at the prior year end.
The Barclays Bank Section of the UKRF post-retirement mortality assumptions are based on best estimates derived from an analysis in 2022 of the UKRF’s own post-retirement mortality experience and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2024 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.10% per annum in future improvements (2024: 1.25% per annum). The table below shows how the assumed life expectancy, for members of the Barclays Bank Section of the UKRF (2024: whole UKRF), has changed since last year:

Assumed life expectancy[1]	2025	2024
Life expectancy at 60 for current pensioners (years)
– Males	26.6	26.5
– Females	29.3	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.6	30.8
Note:
1  The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of the
Barclays Bank Section of the UKRF (excluding the Afterwork section which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between 26.4 years and 29.3 years.
Approximately, 70% of the longevity risk for current pensioners has been reinsured and the transactions will provide income to the Barclays Bank Section of the UKRF if pensions are paid out for longer than expected. The contracts form part of the investment portfolio.
Sensitivity analysis on actuarial assumptions
The sensitivity analysis has been calculated by valuing the Barclays Bank Section of the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as the Barclays Bank Group expressing any specific view of the probability of such movements happening.

Change in key assumptions for the Barclays Bank Section of the UKRF (2024: whole UKRF)
	2025	2024

	(Decrease)/Increase in defined benefit obligation	(Decrease)/Increase in defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(0.9)	(1.0)
0.25% p.a. increase	(0.4)	(0.5)
0.25% p.a. decrease	0.5	0.5
0.5% p.a. decrease	1.0	1.1
Assumed RPI
0.5% p.a. increase	0.7	0.7
0.25% p.a. increase	0.3	0.3
0.25% p.a. decrease	(0.3)	(0.4)
0.5% p.a. decrease	(0.6)	(0.7)
Life expectancy at 60
One year increase	0.5	0.5
One year decrease	(0.5)	(0.5)
Assets
A long-term investment strategy has been set for both the Section of the UKRF, with its asset allocation comprising a mixture of gilts, bonds, property and other appropriate assets. This strategy recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified.
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to Barclays Bank Section of the UKRF
	Quoted[1]	Unquoted[1,2]	Value	% of total fair value of scheme assets	Quoted[1]	Unquoted[1,2]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2025
Bonds - fixed government	1,926	4	1,930	9.0	1,721	4	1,725	8.3
Bonds - index-linked government	7,765	—	7,765	36.0	7,751	—	7,751	37.2
Bonds - corporate and other[3]	1,676	4,729	6,405	29.7	1,471	4,729	6,200	29.7
Equities	128	—	128	0.6	—	—	—	—
Private equities	—	1,859	1,859	8.6	—	1,859	1,859	8.9
Property	22	1,392	1,414	6.6	—	1,392	1,392	6.7
Infrastructure	—	414	414	1.9	—	413	413	2.0
Hedge funds	13	1,635	1,648	7.6	—	1,635	1,635	7.8
Derivatives	1	(1,478)	(1,477)	(6.9)	—	(1,478)	(1,478)	(7.1)
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	(103)	(103)	(0.5)
Cash and liquid assets[4]	2,292	(830)	1,462	6.8	2,288	(830)	1,458	7.0
Mixed investment funds	—	—	—	—	—	—	—	—
Other	15	98	113	0.6	—	3	3	—
Fair value of scheme assets[5]	13,838	7,720	21,558	100.0	13,231	7,624	20,855	100.0

As at 31 December 2024
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contracts	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[4]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed Investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets[5]	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0
Notes:
1.During the year ended 31 December 2025, there were c£3bn assets re-classified from unquoted to quoted under cash and liquid assets and
c£4bn assets reclassified from quoted to unquoted for Bonds - corporate and other (year ended 31 December 2024: there were no material re-
classifications). These re-classifications reflect enhancement to the Bank’s levelling policy, including the use of additional data in the active market assessment of issued debt.
2.Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2025 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays Bank Group does not believe these valuations will differ materially from the fair value, in the context of the overall Barclays Bank Section asset size.
3.During the year ended 31 December 2025, there were c£740m of infrastructure loan assets reclassified to Bonds - corporate and other (2024 classification : Infrastructure).
4.Cash and liquid assets for the Barclays Bank Section of the UKRF consist of £186m (2024: £484m) of cash including receivables/payables,
£2,102m (2024: £2,529m) of pooled cash funds and £(830)m (2024: £(948)m) of repurchase agreements.
5.Included within the fair value of the Barclays Bank Section of the UKRF scheme assets was nil (2024: nil) relating to shares in Barclays PLC and nil
(2024: nil) relating to bonds issued by Barclays PLC or Barclays Bank PLC. The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.
At 31 December 2025, 39% of the Barclays Bank Section of the UKRF assets were invested in liability-driven investment strategies; primarily UK gilts as well as interest rate and inflation swaps. These swaps are used to better match the assets to its liabilities. The swaps are used to reduce the scheme’s inflation and duration risks against its liabilities.
The Barclays Bank Section of the UKRF employs derivative instruments, where appropriate, to match assets more closely to liabilities, or to achieve a desired exposure or return. The value of assets shown reflects the assets held by the Barclays Bank
Section, with any derivative holdings reflected on a fair value basis. The Trustee also uses repurchase agreements and reverse repurchase agreements to achieve the liability hedging objective.
The Barclays Bank Section of the UKRF has a comprehensive and robust liquidity framework in place. The aim of the liquidity framework is to ensure that benefit payments and other liquidity outflows are paid in due course, sufficient liquidity and collateral is maintained to achieve strategic allocation targets and that all liquidity outflows/collateral needs are covered without forced sale or strategic asset allocation changes.
The Barclays Bank Section of the UKRF holds two longevity reinsurance contracts covering 70% of the current pensioner liabilities. The contracts provide income to the Barclays Bank Section if pensions are paid out for longer than expected. At
31 December 2025, the combined value of the contracts was £(103)m (2024: £(117)m). The negative value reflects the estimated impact of changes in the reinsurance market, demographic assumptions and risk premia since the contracts were entered into.
For information on the UKRF Trustee’s approach to Responsible Investment and Climate Risk, in the context of managing the
UKRF, please refer to the UKRF Trustee website at https://epa.towerswatson.com/accounts/barclays/public/barclays-bank-
responsible-investment-policy/.
Funding valuation
The UKRF annual funding update as at 30 September 2024 showed a funding surplus of £1.75bn. The 30 September 2025 funding update is not available at the date of this report, as the triennial funding valuation for the Barclays Bank Section of the UKRF is due to be completed in 2026 with an effective date of 30 September 2025.
The main differences between the funding and accounting assumptions are a different approach to setting the discount rate and a more conservative life expectancy assumption for funding.
As part of the 2022 triennial funding valuation, the Trustee and Barclays Bank PLC agreed an annual adequacy test on a basis more prudent than the IAS 19 or funding bases. Should the Barclays Bank Section of the UKRF be sufficiently funded on this basis, the regular employer contributions to the Barclays Bank Section to fund future Afterwork accrual will not be required in the following calendar year. The test will be reviewed at the 2025 triennial valuation. The test was passed in
September, so no regular employer contributions are required for 2026.
Other support measure agreed
Collateral – Barclays Bank PLC has entered into an agreement with the Trustee of the UKRF to provide collateral to cover at least 100% of any funding deficit with an overall cap of £8.4bn. The collateral pool is currently zero reflecting the surplus funding position. The arrangement provides the Barclays Bank Section of the UKRF with dedicated access to the pool of assets in the event of Barclays Bank PLC not paying any required deficit reduction contribution or in the event of Barclays
Bank PLC’s insolvency.
Contributions
There were nil (2024: nil) Section 75 contributions included within the Barclays Bank Group’s contributions paid.
The Barclays Bank Group’s expected contribution to the Barclays Bank Section in respect of defined benefits in 2026 is
£11m.